UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Blvd, Suite 200, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Strategy Funds Trust
702 King Farm Blvd, Suite 200, Rockville, MD 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 – March 31, 2024

Item 1. Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Unaudited)

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”) is pleased to present the shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Funds”). The report covers the semi-annual fiscal period ended March 31, 2024 (the “Reporting Period”).

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

The Investment Adviser is responsible for the management of the Funds’ portfolio of investments. It is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2024

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) by calling 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The Strategy Funds may not be suitable for all investors. An investment in the Funds will fluctuate and is subject to investment risks, which means investors could lose money. There can be no guarantee the Funds will achieve their investment objectives. A Fund’s share price, or the income generated by the Fund’s holdings, could change in response to interest rate changes and market and economic conditions among other factors. Investors in asset- backed securities, including collateralized loan obligations generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, extension, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. The Funds are subject to active trading risks that may increase volatility and impact their ability to achieve their investment objectives. You may have a gain or loss when you sell your shares. It is important to note that the Funds are not guaranteed by the U.S. government. Please read the prospectus for more detailed information regarding these and other risks.

(Unaudited)

ECONOMIC AND MARKET OVERVIEW

While job growth remains robust, recent labor data brought increased confidence in a labor market in better balance, allowing for inflation to soften further. Labor force growth remains strong, aided by high immigration flows, helping bring labor supply in line with gradually cooling demand. The Small Business Survey indicates that plans to increase compensation have returned to pre-COVID levels. Additionally, Bureau of Labor Statistics data reveal a continued decline in the “quits rate,” reducing the pressure on businesses to raise wages to attract or retain employees. These developments suggest wage pressures may ease further by year end. And despite some speculation against any Federal Reserve ( the “Fed”) rate cuts materializing in 2024, we continue to anticipate cuts later this year.

Following the stronger-than-expected March Consumer Price Index, we believe that there is a high probability that the easing cycle will start in the second half of the year, since the Fed will likely need more time to gather confirming data. In the latest Summary of Economic Projections, the Federal Open Market Committee (“FOMC”) significantly increased the median forecast for 2024 U.S. gross domestic product, slightly increased it for core personal consumption expenditures year over year, and continues to expect no material increase in the unemployment rate. These adjustments left the median view for three rate cuts for 2024, which suggests the bar is very high for the Fed to keep rates where they are all year, and even higher for more rate hikes to materialize.

Amid this macroeconomic backdrop, in the first quarter of 2024 the two-year Treasury yield increased to 4.59% from 4.23%, and the 10-year Treasury yield increased to 4.20% from 3.88%, keeping the inverted 2s/10s yield curve consistent at 39 basis points as of the end of the Reporting Period, up four basis points since the start of the year. One basis point equals 0.01%. In general, spreads to Treasurys have remained tight across sectors. In investment-grade corporate bonds, BBB-rated bonds continued to remain attractive relative to A and BB-rated bonds, and supply slowed toward the end of the first quarter of 2024, which we believe should support spreads in the near term. High yield bond spreads tightened during the first quarter of 2024 to 301 basis points from 323 basis points at the start of the year, while leveraged loans’ discount margins to maturity tightened to 509 basis points from 528 basis points. Structured credit spreads tightened marginally amid strong demand. Investor demand and an improved arbitrage led to robust new collateralized loan obligation issuance, and tightening liabilities led to an increase in refinances/resets.

Looking forward, Fed officials continue to advocate for a patient approach. A conventional easing cycle is therefore far from guaranteed. Market expectations have already adjusted significantly from market-implied expectations of six rate cuts in 2024 just two months ago to only three as of the end of the Reporting Period, aligning more closely with the FOMC’s views. So far, the market has taken this delay in stride, but its patience and assessment of credit risk could be tested.

For the Reporting Period, the S&P 500® Index* returned 23.48%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 17.01%. The return of the MSCI Emerging Markets Index* was 10.56%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 5.99% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 8.75%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.69% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

(Unaudited)

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Guggenheim Strategy Fund II
FUND PROFILE (Unaudited)	March 31, 2024

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	28.0%
U.S. Treasury Bills	26.0%
Corporate Bonds	25.9%
Collateralized Mortgage Obligations	18.0%
Money Market Funds	3.7%
Senior Floating Rate Interests	0.6%
Other Assets & Liabilities, net	(2.2%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2024
	6 Month	1 Year	5 Year	10 Year
Guggenheim Strategy Fund II	4.23%	7.39%	2.90%	2.50%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.72%	5.38%	2.02%	1.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	% of Total Net Assets
BCC Middle Market CLO LLC, 7.08%	2.2%
Lake Shore MM CLO III LLC, 7.06%	2.0%
Palmer Square Loan Funding Ltd., 6.92%	1.1%
BX Commercial Mortgage Trust, 7.09%	1.1%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.97%	1.0%
OBX Trust	1.0%
Sound Point CLO XIX Ltd., 6.58%	1.0%
F&G Global Funding, 0.90%	1.0%
GA Global Funding Trust, 6.69%	0.9%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	0.9%
Top Ten Total	12.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Strategy Fund III
FUND PROFILE (Unaudited)	March 31, 2024

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	29.1%
Corporate Bonds	28.3%
U.S. Treasury Bills	19.9%
Collateralized Mortgage Obligations	19.4%
Money Market Funds	4.3%
Senior Floating Rate Interests	1.1%
Other Assets & Liabilities, net	(2.1%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2024
	6 Month	1 Year	5 Year	10 Year
Guggenheim Strategy Fund III	4.31%	7.39%	3.00%	2.68%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.72%	5.38%	2.02%	1.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	% of Total Net Assets
BCC Middle Market CLO LLC, 7.08%	2.1%
Lake Shore MM CLO III LLC, 7.06%	1.8%
Athene Global Funding, 5.88%	1.1%
Palmer Square Loan Funding Ltd., 6.92%	1.1%
OBX Trust	1.0%
BX Commercial Mortgage Trust, 7.09%	1.0%
FirstKey Homes Trust, 2.67%	1.0%
GA Global Funding Trust, 6.69%	1.0%
Citigroup Mortgage Loan Trust, 6.17%	0.9%
F&G Global Funding, 0.90%	0.9%
Top Ten Total	11.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Variable Insurance Strategy Fund III
FUND PROFILE (Unaudited)	March 31, 2024

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	30.0%
Corporate Bonds	26.8%
Money Market Funds	24.9%
Collateralized Mortgage Obligations	19.5%
Senior Floating Rate Interests	0.8%
Other Assets & Liabilities, net	(2.0%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2024
	6 Month	1 Year	5 Year	10 Year
Guggenheim Variable Insurance Strategy Fund III	4.31%	7.34%	2.88%	2.64%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.72%	5.38%	2.02%	1.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	% of Total Net Assets
BCC Middle Market CLO LLC, 7.08%	2.1%
Lake Shore MM CLO III LLC, 7.06%	1.9%
Palmer Square Loan Funding Ltd., 6.92%	1.1%
GA Global Funding Trust, 6.69%	1.0%
OBX Trust	1.0%
Sound Point CLO XIX Ltd., 6.58%	1.0%
BX Commercial Mortgage Trust, 7.09%	0.9%
FirstKey Homes Trust, 2.67%	0.9%
F&G Global Funding, 0.90%	0.9%
WMRK Commercial Mortgage Trust, 8.76%	0.9%
Top Ten Total	11.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2023 and ending March 31, 2024.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund II	0.10%	4.23%	$1,000.00	$1,042.30	$0.51
Guggenheim Strategy Fund III	0.11%	4.31%	1,000.00	1,043.10	0.56
Guggenheim Variable Insurance Strategy Fund III	0.18%	4.31%	1,000.00	1,043.10	0.92

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund II	0.10%	5.00%	$1,000.00	$1,024.50	$0.51
Guggenheim Strategy Fund III	0.11%	5.00%	1,000.00	1,024.45	0.56
Guggenheim Variable Insurance Strategy Fund III	0.18%	5.00%	1,000.00	1,024.10	0.91

1	Annualized.
2	Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
3	Actual cumulative return at net asset value for the period September 30, 2023 to March 31, 2024.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MONEY MARKET FUNDS† - 3.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[1]	8,561,486	$8,561,486
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.20%[1]	4,304,533	4,304,533
Total Money Market Funds
(Cost $12,866,019)		12,866,019
	Face
	Amount
ASSET-BACKED SECURITIES†† - 28.0%
Collateralized Loan Obligations - 19.5%
BCC Middle Market CLO LLC
2021-1A A1R, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$ 7,750,000	7,750,953
Lake Shore MM CLO III LLC
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,2	6,974,606	6,917,927
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.92% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,745,866
2021-2A B, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,750,000	1,749,968
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,500,000	2,357,064
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,750,000	1,650,159
Sound Point CLO XIX Ltd.
2018-1A A, 6.58% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	3,440,925	3,440,925
Woodmont Trust
2020-7A A1A, 7.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	3,050,000	3,060,941
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.83% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	2,357,621	2,355,129
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,384,791	1,365,367
2021-FL2 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	955,286
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.11% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,257,067
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,149,326
FS Rialto
2021-FL3 B, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	2,000,000	1,973,809
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,2	1,789,684	1,788,686
HGI CRE CLO Ltd.
2021-FL2 A, 6.44% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,794,257	1,781,748
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.88% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	1,780,600	1,775,637
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,759,238

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 28.0% (continued)
Collateralized Loan Obligations - 19.5% (continued)
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	$1,750,000	$1,754,641
Golub Capital Partners CLO 54M LP
2021-54A A, 7.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,753,265
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,491,086
Parliament CLO II Ltd.
2021-2A A, 6.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	1,468,721	1,469,091
BRSP Ltd.
2021-FL1 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,437,668
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.13% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,2	1,294,822	1,297,288
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	1,298,867	1,260,996
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	1,250,000	1,251,450
MidOcean Credit CLO VII
2020-7A A1R, 6.62% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	1,126,657	1,127,233
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.14% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	1,002,159
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	999,733
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	996,502
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	750,081
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	504,810	505,345
CHCP Ltd.
2021-FL1 A, 6.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	473,965	472,643
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	363,369	363,772
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	350,000	348,449
Wellfleet CLO Ltd.
2020-2A A1R, 6.64% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,2	279,120	279,132
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	192,814	194,578

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 28.0% (continued)
Collateralized Loan Obligations - 19.5% (continued)
Venture XIV CLO Ltd.
2020-14A ARR, 6.63% (3 Month Term SOFR + 1.29%, Rate Floor: 1.03%) due 08/28/29◊,2	$57,963	$57,897
Total Collateralized Loan Obligations		67,648,105
Automotive - 1.5%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[2]	2,500,000	2,512,379
2020-2A, 2.02% due 02/20/27[2]	1,900,000	1,793,171
2021-1A, 1.38% due 08/20/27[2]	800,000	734,972
Total Automotive		5,040,522
Financial - 1.3%
Madison Avenue Secured Funding Trust
2023-2, 7.17% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	2,250,000	2,250,000
Station Place Securitization Trust
2023-SP1, 7.17% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	1,100,000	1,100,000
Project Onyx I
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	971,910	971,728
Project Onyx II
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	313,674	313,628
Total Financial		4,635,356
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,235,000	1,961,069
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	753,333	664,719
2020-1A, 2.73% due 08/21/45[2]	360,857	337,336
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,120,861	994,238
Total Transport-Container		3,957,362
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,311,057	3,070,957
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	829,264
Total Net Lease		3,900,221
Single Family Residence - 1.1%
FirstKey Homes Trust
2020-SFR2, 1.67% due 10/19/37[2]	2,000,000	1,871,373
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,085,542
2022-SFR1, 4.49% due 05/19/39[2]	750,000	726,362
Total Single Family Residence		3,683,277
Infrastructure - 1.0%
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,355,000	1,324,810
SBA Tower Trust
2.84% due 01/15/25[2]	1,150,000	1,122,430
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,233,000	1,120,710
Total Infrastructure		3,567,950
Whole Business - 0.9%
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,623,500	1,571,172
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,228,125	1,110,877
Domino's Pizza Master Issuer LLC
2015-1A, 4.47% due 10/25/45[2]	371,000	363,828
Total Whole Business		3,045,877
Transport-Aircraft - 0.5%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	674,015	595,275
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	634,700	577,596

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 28.0% (continued)
Transport-Aircraft - 0.5% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	$506,680	$461,930
Total Transport-Aircraft		1,634,801
Total Asset-Backed Securities
(Cost $98,683,131)		97,113,471
U.S. TREASURY BILLS†† - 26.0%
U.S. Treasury Bills
4.55% due 04/04/24[4]	90,000,000	89,961,065
Total U.S. Treasury Bills
(Cost $89,961,000)		89,961,065
CORPORATE BONDS†† - 25.9%
Financial - 11.3%
GA Global Funding Trust
6.69% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,317,321
1.63% due 01/15/26[2]	600,000	556,259
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,366,395
Athene Global Funding
5.68% due 02/23/26[2]	2,300,000	2,308,558
5.58% due 01/09/29[2]	800,000	805,195
Toronto-Dominion Bank
4.98% due 04/05/27	1,800,000	1,797,326
Barclays plc
5.67% due 03/12/28[3]	1,700,000	1,706,047
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,701,647
American Express Co.
5.10% due 02/16/28[3]	1,650,000	1,647,454
JPMorgan Chase & Co.
5.04% due 01/23/28[3]	1,650,000	1,644,310
NatWest Group plc
5.58% due 03/01/28[3]	1,600,000	1,608,054
Mitsubishi UFJ Financial Group, Inc.
5.06% due 09/12/25[3]	1,600,000	1,594,514
Macquarie Group Ltd.
5.11% due 08/09/26[2,3]	1,600,000	1,591,770
Credit Suisse AG NY
6.60% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,557,133
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,454,843
Morgan Stanley Bank North America
5.88% due 10/30/26	1,350,000	1,376,026
Sumitomo Mitsui Trust Bank Ltd.
4.80% due 09/15/25[2]	1,200,000	1,190,811
Citigroup, Inc.
6.03% (SOFR + 0.69%) due 01/25/26◊	950,000	951,031
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	885,223
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	850,000	832,130
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	831,531
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	827,223
OneMain Finance Corp.
7.13% due 03/15/26	480,000	488,710
6.88% due 03/15/25	330,000	333,450
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	800,000	806,746
Societe Generale S.A.
5.52% due 01/19/28[2,3]	800,000	794,497
Capital One Financial Corp.
4.99% due 07/24/26[3]	650,000	645,808
SLM Corp.
3.13% due 11/02/26	600,000	557,255
Corebridge Global Funding
5.75% due 07/02/26[2]	550,000	550,556
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	485,583
Corebridge Financial, Inc.
3.50% due 04/04/25	350,000	342,627
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	330,000	326,147
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	245,255
Total Financial		39,127,435
Consumer, Non-cyclical - 4.3%
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,799,059
6.27% due 06/26/26[2]	1,700,000	1,719,839
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,777,268
Triton Container International Ltd.
2.05% due 04/15/26[2]	900,000	829,320
1.15% due 06/07/24[2]	800,000	792,831
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,587,210
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	995,670
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	976,426
Royalty Pharma plc
1.20% due 09/02/25	900,000	847,116
HCA, Inc.
5.88% due 02/15/26	750,000	753,204
Laboratory Corporation of America Holdings
1.55% due 06/01/26	800,000	740,953
Danone S.A.
2.95% due 11/02/26[2]	550,000	522,073
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	430,000	423,445

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
CORPORATE BONDS†† - 25.9% (continued)
Consumer, Non-cyclical - 4.3% (continued)
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	$350,000	$332,426
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	330,000	314,695
Block, Inc.
2.75% due 06/01/26	150,000	141,072
Graham Holdings Co.
5.75% due 06/01/26[2]	125,000	123,798
Total Consumer, Non-cyclical		14,676,405
Industrial - 3.9%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,545,217
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,428,336
GATX Corp.
5.40% due 03/15/27	1,700,000	1,711,628
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	1,700,000	1,669,130
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,651,195
TD SYNNEX Corp.
1.25% due 08/09/24	900,000	885,404
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	870,160
Vontier Corp.
1.80% due 04/01/26	850,000	788,818
Jabil, Inc.
4.25% due 05/15/27	250,000	242,277
1.70% due 04/15/26	250,000	232,061
Berry Global, Inc.
4.88% due 07/15/26[2]	400,000	392,004
Weir Group plc
2.20% due 05/13/26[2]	200,000	185,648
Total Industrial		13,601,878
Consumer, Cyclical - 2.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,107,282
6.41% due 03/15/26	800,000	800,014
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,174,748
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	900,000	909,836
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	870,064
International Game Technology plc
4.13% due 04/15/26[2]	500,000	484,702
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[2]	350,000	348,550
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	340,073
Air Canada
3.88% due 08/15/26[2]	330,000	314,959
Clarios Global, LP
6.75% due 05/15/25[2]	300,000	300,267
Newell Brands, Inc.
5.20% due 04/01/26	116,000	113,932
6.38% due 09/15/27	84,000	82,606
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	150,000	143,055
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[2]	75,000	74,962
Total Consumer, Cyclical		8,065,050
Utilities - 1.4%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,550,000	2,559,701
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,740,526
Terraform Global Operating, LP
6.13% due 03/01/26[2]	550,000	542,301
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,834
Total Utilities		4,942,362
Technology - 1.2%
NetApp, Inc.
1.88% due 06/22/25	1,900,000	1,817,201
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,346,437
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	850,000	845,628
Total Technology		4,009,266
Communications - 0.7%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,410,206
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	617,434
2.25% due 02/15/26	250,000	236,564
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	184,000	175,144
Total Communications		2,439,348
Energy - 0.7%
Enbridge, Inc.
5.90% due 11/15/26	1,400,000	1,426,007

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
CORPORATE BONDS†† - 25.9% (continued)
Energy - 0.7% (continued)
Energy Transfer, LP
5.50% due 06/01/27	$750,000	$754,642
Buckeye Partners, LP
3.95% due 12/01/26	250,000	239,007
Total Energy		2,419,656
Basic Materials - 0.1%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	350,000	327,600
Total Corporate Bonds
(Cost $90,850,815)		89,609,000
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.0%
Residential Mortgage-Backed Securities - 12.8%
OBX Trust
2024-NQM5, due 03/25/28[2,5,8]	3,500,000	3,499,978
2023-NQM2, 6.32% due 01/25/62[2,5]	1,313,701	1,314,382
2023-NQM1, 6.25% due 11/25/63[2,5]	684,340	683,031
CSMC Trust
2021-RPL1, 4.04% (WAC) due 09/27/60◊,2	2,012,514	1,943,431
2020-RPL5, 4.68% (WAC) due 08/25/60◊,2	956,884	947,813
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	690,478	660,777
2020-NQM1, 1.21% due 05/25/65[2,5]	638,724	579,007
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	523,981	508,039
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,5]	2,961,332	2,960,286
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,5]	1,507,913	1,425,657
2022-R1, 3.13% due 01/29/70[2,5]	1,177,298	1,102,352
2021-HE1, 6.17% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	255,448	254,852
2021-HE2, 6.17% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	128,734	127,645
PRPM LLC
2021-5, 1.79% due 06/25/26[2,5]	1,208,230	1,181,407
2022-1, 3.72% due 02/25/27[2,5]	1,141,028	1,108,261
2021-8, 1.74% (WAC) due 09/25/26◊,2	526,311	505,374
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,5]	1,291,265	1,248,548
2021-GS4, 1.65% due 11/25/60[2,5]	1,052,860	1,018,308
2021-GS2, 1.75% due 04/25/61[2,5]	500,849	485,370
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,5]	2,090,973	1,996,071
2022-SP1, 5.25% due 07/25/62[2,5]	734,713	716,925
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	882,316	826,292
2021-6, 1.89% (WAC) due 10/25/66◊,2	638,025	532,844
2019-4, 3.85% due 11/25/59[2]	254,576	246,498
2020-1, 3.42% due 01/25/60[2]	223,494	213,023
2021-3, 1.44% (WAC) due 06/25/66◊,2	218,263	179,235
2019-4, 3.64% due 11/25/59[2]	153,295	148,323
GCAT Trust
2022-NQM4, 5.73% due 08/25/67[2,5]	1,125,244	1,116,851
2023-NQM3, 6.89% due 08/25/68[2,5]	464,770	471,542
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	861,509	794,147
2018-2A, 3.50% (WAC) due 02/25/58◊,2	842,579	782,704
Home Equity Loan Trust
2007-FRE1, 5.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,654,715	1,542,398
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,5]	1,553,694	1,512,719
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,490,941	1,366,853
Towd Point Revolving Trust
4.83% due 09/25/64[6]	1,250,000	1,243,125
Soundview Home Loan Trust
2006-OPT5, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	1,225,462	1,158,788

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.0% (continued)
Residential Mortgage-Backed Securities - 12.8% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	$1,135,867	$1,076,572
NovaStar Mortgage Funding Trust Series
2007-2, 5.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,089,003	1,045,772
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	874,782	836,733
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	489,585	473,572
2017-5, 6.04% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	221,960	225,539
Alternative Loan Trust
2007-OA7, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	644,028	582,318
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,6	503,593	497,633
2019-RM3, 2.80% (WAC) due 06/25/69◊,6	56,057	54,802
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,5]	532,672	542,671
HarborView Mortgage Loan Trust
2006-14, 5.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	561,846	496,098
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	558,028	483,766
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	430,376	420,509
Banc of America Funding Trust
2015-R2, 5.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	424,936	418,679
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	377,969	373,006
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	251,942	240,074
Morgan Stanley Home Equity Loan Trust
2006-2, 6.00% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	120,061	118,185
Nationstar Home Equity Loan Trust
2007-B, 5.66% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	73,587	72,939
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	40,128	37,000
Total Residential Mortgage-Backed Securities		44,398,724
Commercial Mortgage-Backed Securities - 4.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,695,090
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	885,593	876,796
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.97% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,605,802
WMRK Commercial Mortgage Trust
2022-WMRK, 8.76% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,859,803
Citigroup Commercial Mortgage Trust
2018-C6, 0.75% (WAC) due 11/10/51◊,7	46,333,686	1,354,352

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.0% (continued)
Commercial Mortgage-Backed Securities - 4.4% (continued)
Life Mortgage Trust
2021-BMR, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	$933,822	$921,274
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.61% (WAC) due 06/15/51◊,7	35,257,515	622,658
BENCHMARK Mortgage Trust
2019-B14, 0.77% (WAC) due 12/15/62◊,7	24,507,172	614,169
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	467,447
Total Commercial Mortgage-Backed Securities		15,017,391
Government Agency - 0.8%
Ginnie Mae
6.00% due 09/20/45	1,462,999	1,462,953
Fannie Mae
6.50% due 04/25/49	1,363,355	1,363,501
Total Government Agency		2,826,454
Total Collateralized Mortgage Obligations
(Cost $64,402,947)		62,242,569
SENIOR FLOATING RATE INTERESTS††,◊ - 0.6%
Industrial - 0.2%
Mileage Plus Holdings LLC
10.73% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	691,786	711,515
Energy - 0.2%
ITT Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 10/11/30	698,250	698,599
Financial - 0.2%
Citadel Securities, LP
due 07/29/30	330,000	329,568
Jane Street Group LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/26/28	300,000	300,075
Total Financial		629,643
Technology - 0.0%
World Wide Technology Holding Co. LLC
8.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30†††	223,125	224,520
Total Senior Floating Rate Interests
(Cost $2,249,261)		2,264,277
Total Investments - 102.2%
(Cost $359,013,173)		$354,056,401
Other Assets & Liabilities, net - (2.2)%		(7,521,947)
Total Net Assets - 100.0%		$346,534,454

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	0.94%	Quarterly	10/26/24	$15,000,000	$393,550	$(854)	$394,404

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	CZK	Sell	11,783	506 USD	05/10/24	$3

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2024.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $178,964,553 (cost $182,548,182), or 51.6% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Rate indicated is the effective yield at the time of purchase.
5	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2024. See table below for additional step information for each security.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,795,560 (cost $1,807,856), or 0.5% of total net assets — See Note 8.
7	Security is an interest-only strip.
8	Security is unsettled at the period end and does not have a stated effective rate.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

        See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$12,866,019	$—	$—	$12,866,019
Asset-Backed Securities	—	92,478,115	4,635,356	97,113,471
U.S. Treasury Bills	—	89,961,065	—	89,961,065
Corporate Bonds	—	89,609,000	—	89,609,000
Collateralized Mortgage Obligations	—	62,242,569	—	62,242,569
Senior Floating Rate Interests	—	2,039,757	224,520	2,264,277
Interest Rate Swap Agreements**	—	394,404	—	394,404
Forward Foreign Currency Exchange Contracts**	—	3	—	3
Total Assets	$12,866,019	$336,724,913	$4,859,876	$354,450,808

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 3,350,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,285,356	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	224,520	Third Party Pricing	Broker Quote	—	—
Total Assets	$ 4,859,876

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2024, the Fund had securities with a total value of $1,934,495 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets
Beginning Balance	$ 7,050,033	$ 1,990,568	$ -	$ 9,040,601
Purchases/(Receipts)	3,350,000	-	-	3,350,000
(Sales, maturities and paydowns)/Fundings	(5,764,416)	(72,231)	-	(5,836,647)
Amortization of premiums/discounts	-	442	339	781
Corporate actions	-	-	220,894	220,894
Total realized gains (losses) included in earnings	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(261)	15,716	3,287	18,742
Transfers out of Level 3	-	(1,934,495)	-	(1,934,495)
Ending Balance	$ 4,635,356	$ -	$ 224,520	$ 4,859,876
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2024	$ (228)	$ -	$ 3,287	$ 3,059

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, due 03/25/28	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MONEY MARKET FUNDS† - 4.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[1]	10,856,354	$10,856,354
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.20%[1]	4,152,176	4,152,176
Total Money Market Funds
(Cost $15,008,530)		15,008,530
	Face
	Amount
ASSET-BACKED SECURITIES†† - 29.1%
Collateralized Loan Obligations - 18.6%
BCC Middle Market CLO LLC
2021-1A A1R, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$ 7,250,000	7,250,891
Lake Shore MM CLO III LLC
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,2	6,427,578	6,375,345
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.92% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,745,866
2021-2A B, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,250,000	1,249,977
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,250,000	2,121,357
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,250,000	1,178,685
Sound Point CLO XIX Ltd.
2018-1A A, 6.58% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	3,120,548	3,120,548
Woodmont Trust
2020-7A A1A, 7.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	2,850,000	2,860,224
BRSP Ltd.
2021-FL1 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,635,725
Parliament CLO II Ltd.
2021-2A A, 6.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	2,517,807	2,518,442
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.11% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,257,067
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,285,878	1,267,841
2021-FL2 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	955,286
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.83% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	1,964,684	1,962,608
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,754,641
Golub Capital Partners CLO 54M LP
2021-54A A, 7.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,753,264
HGI CRE CLO Ltd.
2021-FL2 A, 6.44% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,754,238	1,742,009
BDS Ltd.
2021-FL8 C, 6.99% (1 Month Term SOFR + 1.66%, Rate Floor: 1.55%) due 01/18/36◊,2	1,000,000	971,353
2021-FL7 A, 6.51% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	733,276	730,092

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 29.1% (continued)
Collateralized Loan Obligations - 18.6% (continued)
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,2	$1,695,490	$1,694,544
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,507,918
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,499,530
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.88% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	1,424,480	1,420,510
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.13% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,2	1,248,579	1,250,956
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,242,572
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	1,001,160
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	996,502
Greystone Commercial Real Estate Notes
2021-FL3 B, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	961,315
MidOcean Credit CLO VII
2020-7A A1R, 6.62% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	938,881	939,361
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	927,762	900,711
Voya CLO Ltd.
2020-1A AR, 6.64% (3 Month Term SOFR + 1.32%, Rate Floor: 1.06%) due 04/15/31◊,2	780,571	780,805
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.14% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	751,619
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	750,081
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	749,800
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.85% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	629,646	630,699
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	504,810	505,345
CHCP Ltd.
2021-FL1 A, 6.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	344,702	343,741
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	339,926	340,303
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	300,000	298,670

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 29.1% (continued)
Collateralized Loan Obligations - 18.6% (continued)
Wellfleet CLO Ltd.
2020-2A A1R, 6.64% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,2	$223,296	$223,306
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	160,678	162,148
Venture XIV CLO Ltd.
2020-14A ARR, 6.63% (3 Month Term SOFR + 1.29%, Rate Floor: 1.03%) due 08/28/29◊,2	50,717	50,660
Total Collateralized Loan Obligations		65,453,477
Whole Business - 2.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	2,062,500	2,031,484
2021-1A, 1.95% due 08/25/51[2]	1,228,125	1,110,878
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,736,190	1,680,230
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,184,375	1,141,658
2018-1A, 4.12% due 07/25/48[2]	473,750	460,856
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	402,266
Total Whole Business		6,827,372
Financial - 1.5%
Madison Avenue Secured Funding Trust
2023-2, 7.17% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	2,550,000	2,550,000
Station Place Securitization Trust
2023-SP1, 7.17% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	1,300,000	1,300,000
Project Onyx I
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	1,110,754	1,110,547
Project Onyx II
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	358,485	358,431
Total Financial		5,318,978
Automotive - 1.4%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[2]	2,500,000	2,512,379
2020-2A, 2.02% due 02/20/27[2]	1,900,000	1,793,171
2021-1A, 1.38% due 08/20/27[2]	750,000	689,036
Total Automotive		4,994,586
Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[2]	1,175,000	1,146,830
1.88% due 01/15/26[2]	800,000	746,785
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,500,000	1,466,580
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,300,000	1,181,608
Total Infrastructure		4,541,803
Single Family Residence - 1.2%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,351,021
2022-SFR1, 4.49% due 05/19/39[2]	750,000	726,362
Total Single Family Residence		4,077,383
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,601,545	2,412,895
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	875,740
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	621,948
Total Net Lease		3,910,583
Transport-Container - 1.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,788,000	1,568,855
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,290,688	1,144,880
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	527,333	465,304

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 29.1% (continued)
Transport-Container - 1.0% (continued)
2020-1A, 2.73% due 08/21/45[2]	$330,786	$309,224
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	79,333	68,303
Total Transport-Container		3,556,566
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	2,033,356
Transport-Aircraft - 0.4%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	634,700	577,596
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	593,775	524,409
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	422,233	384,942
Total Transport-Aircraft		1,486,947
Total Asset-Backed Securities
(Cost $104,076,770)		102,201,051
CORPORATE BONDS†† - 28.3%
Financial - 14.2%
Athene Global Funding
5.88% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	3,850,000	3,852,350
5.68% due 02/23/26[2]	2,050,000	2,057,628
5.58% due 01/09/29[2]	800,000	805,195
GA Global Funding Trust
6.69% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,317,321
1.63% due 01/15/26[2]	450,000	417,194
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	3,171,242
American Express Co.
6.28% (SOFR Compounded Index + 0.93%) due 03/04/25◊	1,800,000	1,809,867
5.10% due 02/16/28[3]	650,000	648,997
Bank of America Corp.
6.04% (SOFR + 0.69%) due 04/22/25◊	2,100,000	2,100,291
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,953,664
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,910,755
Credit Suisse AG NY
6.60% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,858,514
Toronto-Dominion Bank
4.98% due 04/05/27	1,800,000	1,797,326
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	1,800,000	1,752,503
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,657,575
Barclays plc
5.67% due 03/12/28[3]	1,650,000	1,655,869
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,655,511
JPMorgan Chase & Co.
5.04% due 01/23/28[3]	1,650,000	1,644,310
Morgan Stanley Bank North America
5.88% due 10/30/26	1,600,000	1,630,845
NatWest Group plc
5.58% due 03/01/28[3]	1,600,000	1,608,054
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,379,714
Citigroup, Inc.
6.03% (SOFR + 0.69%) due 01/25/26◊	950,000	951,031
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	921,395
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	885,223
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	827,224
OneMain Finance Corp.
7.13% due 03/15/26	480,000	488,710
6.88% due 03/15/25	330,000	333,450
Societe Generale S.A.
5.52% due 01/19/28[2,3]	800,000	794,497
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	785,335
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	800,000	783,181
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	750,000	750,615
Capital One Financial Corp.
4.99% due 07/24/26[3]	750,000	745,163
Corebridge Global Funding
5.75% due 07/02/26[2]	600,000	600,606
SLM Corp.
3.13% due 11/02/26	600,000	557,255
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	485,583
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	330,000	326,147
Brighthouse Financial Global Funding
6.11% (SOFR + 0.76%) due 04/12/24◊,2	300,000	300,027

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
CORPORATE BONDS†† - 28.3% (continued)
Financial - 14.2% (continued)
Iron Mountain, Inc.
5.00% due 07/15/28[2]	$275,000	$263,087
Corebridge Financial, Inc.
3.50% due 04/04/25	250,000	244,734
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	200,000	196,204
Total Financial		49,924,192
Consumer, Non-cyclical - 3.7%
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,650,000	1,669,256
1.60% due 04/06/24[2]	1,350,000	1,349,294
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,777,268
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,754,205
Triton Container International Ltd.
1.15% due 06/07/24[2]	700,000	693,727
2.05% due 04/15/26[2]	700,000	645,027
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	995,670
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	976,426
Royalty Pharma plc
1.20% due 09/02/25	900,000	847,116
HCA, Inc.
5.88% due 02/15/26	750,000	753,204
Laboratory Corporation of America Holdings
1.55% due 06/01/26	800,000	740,953
Danone S.A.
2.95% due 11/02/26[2]	550,000	522,072
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	275,000	262,246
Block, Inc.
2.75% due 06/01/26	100,000	94,048
Total Consumer, Non-cyclical		13,080,512
Industrial - 3.3%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,946,343
GATX Corp.
5.40% due 03/15/27	1,700,000	1,711,628
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	1,700,000	1,669,130
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,651,268
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,651,195
TD SYNNEX Corp.
1.25% due 08/09/24	850,000	836,215
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	686,968
Vontier Corp.
1.80% due 04/01/26	650,000	603,214
Berry Global, Inc.
4.88% due 07/15/26[2]	400,000	392,004
Jabil, Inc.
1.70% due 04/15/26	200,000	185,649
Weir Group plc
2.20% due 05/13/26[2]	200,000	185,648
Total Industrial		11,519,262
Consumer, Cyclical - 2.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,107,282
6.41% due 03/15/26	1,150,000	1,150,020
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,125,800
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	875,000	884,563
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	870,064
International Game Technology plc
4.13% due 04/15/26[2]	490,000	475,008
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[2]	350,000	348,550
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	340,073
Air Canada
3.88% due 08/15/26[2]	330,000	314,959
Clarios Global, LP
6.75% due 05/15/25[2]	300,000	300,267
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	95,370
Total Consumer, Cyclical		8,011,956
Utilities - 1.5%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,750,000	2,760,461
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,740,526
Terraform Global Operating, LP
6.13% due 03/01/26[2]	550,000	542,302
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,834
Total Utilities		5,143,123
Communications - 1.2%
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,390,170
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,363,199

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
CORPORATE BONDS†† - 28.3% (continued)
Communications - 1.2% (continued)
Rogers Communications, Inc.
2.95% due 03/15/25	$900,000	$877,337
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	474,949
2.25% due 02/15/26	200,000	189,252
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	152,000	144,684
Total Communications		4,439,591
Technology - 1.1%
NetApp, Inc.
1.88% due 06/22/25	1,900,000	1,817,201
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,253,580
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	850,000	845,628
Total Technology		3,916,409
Energy - 0.7%
Enbridge, Inc.
5.90% due 11/15/26	1,570,000	1,599,165
Energy Transfer, LP
5.50% due 06/01/27	750,000	754,643
Total Energy		2,353,808
Basic Materials - 0.3%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	693,101
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	370,000	346,320
Total Basic Materials		1,039,421
Total Corporate Bonds
(Cost $100,885,922)		99,428,274
U.S. TREASURY BILLS†† - 19.9%
U.S. Treasury Bills
4.55% due 04/04/24[4]	70,000,000	69,969,718
Total U.S. Treasury Bills
(Cost $69,969,667)		69,969,718
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.4%
Residential Mortgage-Backed Securities - 15.1%
OBX Trust
2024-NQM5, due 03/25/28[2,5,8]	3,500,000	3,499,978
2023-NQM2, 6.32% due 01/25/62[2,5]	1,313,701	1,314,382
2023-NQM1, 6.25% due 11/25/63[2,5]	684,340	683,031
2022-NQM9, 6.45% due 09/25/62[2,5]	306,241	307,035
PRPM LLC
2022-1, 3.72% due 02/25/27[2,5]	2,650,129	2,574,025
2021-5, 1.79% due 06/25/26[2,5]	1,035,626	1,012,635
2021-8, 1.74% (WAC) due 09/25/26◊,2	497,071	477,298
CSMC Trust
2021-RPL1, 4.04% (WAC) due 09/27/60◊,2	1,581,261	1,526,981
2020-RPL5, 4.68% (WAC) due 08/25/60◊,2	675,645	669,240
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	690,478	660,777
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	523,981	508,039
2020-NQM1, 1.21% due 05/25/65[2,5]	524,326	475,304
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,5]	2,345,642	2,217,688
2022-R1, 3.13% due 01/29/70[2,5]	1,177,298	1,102,352
2021-HE1, 6.17% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	198,682	198,218
2021-HE2, 6.17% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	112,642	111,689
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,5]	1,539,232	1,528,592
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,646,925	1,520,605
2023-NQM3, 6.89% due 08/25/68[2,5]	464,770	471,542
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,5]	3,182,327	3,181,202
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,5]	2,439,468	2,328,749
2022-SP1, 5.25% due 07/25/62[2,5]	691,494	674,753
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,5]	3,072,862	2,991,822
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	698,500	654,148
2021-5, 1.37% (WAC) due 09/25/66◊,2	646,470	535,608
2021-6, 1.89% (WAC) due 10/25/66◊,2	638,025	532,844
2021-4, 1.35% (WAC) due 07/25/66◊,2	314,130	248,500
2019-4, 3.85% due 11/25/59[2]	254,576	246,498
2020-1, 3.42% due 01/25/60[2]	186,245	177,519

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.4% (continued)
Residential Mortgage-Backed Securities - 15.1% (continued)
2021-3, 1.44% (WAC) due 06/25/66◊,2	$169,760	$139,405
2019-4, 3.64% due 11/25/59[2]	136,262	131,843
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,5]	1,052,860	1,018,308
2021-GS3, 1.75% due 07/25/61[2,5]	1,040,186	1,005,775
2021-GS2, 1.75% due 04/25/61[2,5]	400,680	388,296
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,159,467	943,903
2023-1, 4.75% due 09/26/67[2,5]	734,114	707,614
2022-1, 3.29% (WAC) due 12/25/66◊,2	558,028	483,766
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	724,451	667,806
2018-2A, 3.50% (WAC) due 02/25/58◊,2	709,541	659,119
2017-5A, 6.94% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,2	233,393	233,411
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,490,941	1,366,853
Home Equity Loan Trust
2007-FRE1, 5.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,396,599	1,301,802
Towd Point Revolving Trust
4.83% due 09/25/64[6]	1,250,000	1,243,125
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,206,859	1,143,857
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	1,165,588	1,138,441
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	407,179	393,861
2017-6, 2.75% (WAC) due 10/25/57◊,2	347,546	334,891
2017-5, 6.04% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	186,729	189,739
NovaStar Mortgage Funding Trust Series
2007-2, 5.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	887,336	852,111
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	874,782	836,733
HarborView Mortgage Loan Trust
2006-14, 5.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	927,046	818,561
Soundview Home Loan Trust
2006-OPT5, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	817,556	773,075
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,5]	629,521	641,338
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,6	503,593	497,633
2019-RM3, 2.80% (WAC) due 06/25/69◊,6	56,057	54,802
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.18% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	533,318	519,571
Alternative Loan Trust
2007-OA7, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	536,690	485,265
Banc of America Funding Trust
2015-R2, 5.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	358,540	353,261
Encore Credit Receivables Trust
2005-2, 6.18% (1 Month Term SOFR + 0.85%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	350,149	342,286

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face	Value
	Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.4% (continued)
Residential Mortgage-Backed Securities - 15.1% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	$306,285	$302,263
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	223,949	213,399
Nationstar Home Equity Loan Trust
2007-B, 5.66% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	149,438	148,123
Morgan Stanley Home Equity Loan Trust
2006-2, 6.00% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	100,851	99,276
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	33,440	30,834
Total Residential Mortgage-Backed Securities		52,891,400
Commercial Mortgage-Backed Securities - 3.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,448,751
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	845,340	836,942
WMRK Commercial Mortgage Trust
2022-WMRK, 8.76% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,909,975
Morgan Stanley Capital I Trust
2018-H3, 0.80% (WAC) due 07/15/51◊,7	45,952,748	1,218,483
Citigroup Commercial Mortgage Trust
2018-C6, 0.75% (WAC) due 11/10/51◊,7	40,982,075	1,197,923
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.97% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	785,880
Life Mortgage Trust
2021-BMR, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	737,228	727,321
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	467,447
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.61% (WAC) due 06/15/51◊,7	23,563,364	416,136
Total Commercial Mortgage-Backed Securities		12,008,858
Government Agency - 0.9%
Ginnie Mae
6.00% due 09/20/45	1,658,066	1,658,014
Fannie Mae
6.50% due 04/25/49	1,363,355	1,363,501
Total Government Agency		3,021,515
Total Collateralized Mortgage Obligations
(Cost $70,193,672)		67,921,773
SENIOR FLOATING RATE INTERESTS††,◊ - 1.1%
Technology - 0.3%
CoreLogic, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	684,211	667,427
World Wide Technology Holding Co. LLC
8.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30†††	267,750	269,423
Total Technology		936,850
Energy - 0.2%
ITT Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 10/11/30	847,875	848,299

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face	Value
	Amount
SENIOR FLOATING RATE INTERESTS††,◊ - 1.1% (continued)
Industrial - 0.2%
Mileage Plus Holdings LLC
10.73% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	$705,714	$725,841
Consumer, Non-cyclical - 0.2%
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	671,464	668,704
Financial - 0.2%
Citadel Securities, LP
due 07/29/30	330,000	$329,568
Jane Street Group LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/26/28	300,000	300,075
Total Financial		629,643
Total Senior Floating Rate Interests
(Cost $3,803,621)		3,809,337
Total Investments - 102.1%
(Cost $363,938,182)		$358,338,683
Other Assets & Liabilities, net - (2.1)%		(7,245,115)
Total Net Assets - 100.0%		$351,093,568

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$3,000,000	$450,796	$(638)	$451,434
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	90,290	176	90,114
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	78,168	196	77,972
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	66,816	177	66,639
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	62,946	172	62,774
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	57,915	94	57,821
								$806,931	$177	$806,754

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2024.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $193,766,010 (cost $197,963,719), or 55.2% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Rate indicated is the effective yield at the time of purchase.
5	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2024. See table below for additional step information for each security.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,795,560 (cost $1,807,856), or 0.5% of total net assets — See Note 8.
7	Security is an interest-only strip.
8	Security is unsettled at period end and does not have a stated effective rate.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$15,008,530	$—	$—	$15,008,530
Asset-Backed Securities	—	96,882,073	5,318,978	102,201,051
Corporate Bonds	—	99,428,274	—	99,428,274
U.S. Treasury Bills	—	69,969,718	—	69,969,718
Collateralized Mortgage Obligations	—	67,921,773	—	67,921,773
Senior Floating Rate Interests	—	3,539,914	269,423	3,809,337
Interest Rate Swap Agreements**	—	806,754	—	806,754
Total Assets	$15,008,530	$338,548,506	$5,588,401	$359,145,437

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 3,850,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,468,978	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	269,423	Third Party Pricing	Broker Quote	—	—
Total Assets	$ 5,588,401

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2024, the Fund had securities with a total value of $2,129,556 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets
Beginning Balance	$ 7,500,038	$ 2,189,570	$ -	$ 9,689,608
Purchases/(Receipts)	3,850,000	-	-	3,850,000
(Sales, maturities and paydowns)/Fundings	(6,030,761)	(77,164)	-	(6,107,925)
Amortization of premiums/discounts	-	500	406	906
Corporate actions	-	-	265,072	265,072
Total realized gains (losses) included in earnings	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(299)	16,650	3,945	20,296
Transfers out of Level 3	-	(2,129,556)	-	(2,129,556)
Ending Balance	$ 5,318,978	$ -	$ 269,423	$ 5,588,401
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2024	$ (261)	$ -	$ 3,945	$ 3,684

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, due 03/25/28	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MONEY MARKET FUNDS† - 24.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[1]	30,846,768	$30,846,768
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.20%[1]	1,511,853	1,511,853
Total Money Market Funds
(Cost $32,358,621)		32,358,621
	Face
	Amount
ASSET-BACKED SECURITIES†† - 30.0%
Collateralized Loan Obligations - 20.0%
BCC Middle Market CLO LLC
2021-1A A1R, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$ 2,750,000	2,750,338
Lake Shore MM CLO III LLC
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,2	2,461,626	2,441,621
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.92% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,498,347
2021-2A B, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	750,000	749,986
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	942,825
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	750,000	707,211
Sound Point CLO XIX Ltd.
2018-1A A, 6.58% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	1,248,219	1,248,219
Woodmont Trust
2020-7A A1A, 7.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	1,100,000	1,103,946
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	1,001,160
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	996,502
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.83% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	785,874	785,043
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	753,959
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.11% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	750,000	752,356
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.08% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	751,989
Golub Capital Partners CLO 54M LP
2021-54A A, 7.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	751,399
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	749,765
BDS Ltd.
2021-FL7 A, 6.51% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	733,276	730,092
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,2	659,357	658,990

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Collateralized Loan Obligations - 20.0% (continued)
HGI CRE CLO Ltd.
2021-FL2 A, 6.44% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	$630,429	$626,035
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.88% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	605,404	603,717
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.14% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	501,079
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	500,000	500,054
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	499,867
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	497,029
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	494,568	487,631
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	481,633
BRSP Ltd.
2021-FL1 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	479,223
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.13% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,2	462,437	463,317
Parliament CLO II Ltd.
2021-2A A, 6.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	419,635	419,740
MidOcean Credit CLO VII
2020-7A A1R, 6.62% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	375,552	375,744
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	250,000	248,892
CHCP Ltd.
2021-FL1 A, 6.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	172,351	171,870
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	128,937	129,080
Wellfleet CLO Ltd.
2020-2A A1R, 6.64% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,2	111,648	111,653
Venture XIV CLO Ltd.
2020-14A ARR, 6.63% (3 Month Term SOFR + 1.29%, Rate Floor: 1.03%) due 08/28/29◊,2	21,736	21,712
Total Collateralized Loan Obligations		25,992,024
Whole Business - 1.5%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	750,000	738,721
2021-1A, 1.95% due 08/25/51[2]	491,250	444,351
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	668,500	646,953
Domino's Pizza Master Issuer LLC
2015-1A, 4.47% due 10/25/45[2]	92,750	90,957

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Whole Business - 1.5% (continued)
2018-1A, 4.12% due 07/25/48[2]	$47,375	$46,086
Total Whole Business		1,967,068
Financial - 1.4%
Madison Avenue Secured Funding Trust
2023-2, 7.17% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	825,000	825,000
Station Place Securitization Trust
2023-SP1, 7.17% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	425,000	425,000
Project Onyx I
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	416,533	416,455
Project Onyx II
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	134,432	134,412
Total Financial		1,800,867
Automotive - 1.3%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[2]	1,000,000	1,004,952
2020-2A, 2.02% due 02/20/27[2]	650,000	613,453
2021-1A, 1.38% due 08/20/27[2]	150,000	137,807
Total Automotive		1,756,212
Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[2]	400,000	390,410
1.88% due 01/15/26[2]	300,000	280,044
Crown Castle Towers LLC
3.66% due 05/15/25[2]	550,000	537,746
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	500,000	454,465
Total Infrastructure		1,662,665
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	745,000	653,690
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	475,517	421,798
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	226,000	199,416
2020-1A, 2.73% due 08/21/45[2]	150,357	140,556
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	79,333	68,303
Total Transport-Container		1,483,763
Net Lease - 1.0%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,182,520	1,096,771
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	248,779
Total Net Lease		1,345,550
Single Family Residence - 0.9%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,227,134
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,129,642
Transport-Aircraft - 0.6%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	634,700	577,596
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	168,893	153,977
Total Transport-Aircraft		731,573
Total Asset-Backed Securities
(Cost $39,763,560)		39,096,498
CORPORATE BONDS†† - 26.8%
Financial - 12.0%
GA Global Funding Trust
6.69% (SOFR + 1.36%) due 04/11/25◊,2	1,250,000	1,256,561
1.63% due 01/15/26[2]	200,000	185,420
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,219,708
Athene Global Funding
5.68% due 02/23/26[2]	650,000	652,419
5.58% due 01/09/29[2]	300,000	301,948
American Express Co.
6.28% (SOFR Compounded Index + 0.93%) due 03/04/25◊	700,000	703,837
5.10% due 02/16/28[3]	150,000	149,769
Capital One Financial Corp.
6.67% (SOFR + 1.35%) due 05/09/25◊	750,000	750,441

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
CORPORATE BONDS†† - 26.8% (continued)
Financial - 12.0% (continued)
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	$700,000	$681,529
Toronto-Dominion Bank
4.98% due 04/05/27	650,000	649,034
Credit Suisse AG NY
6.60% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	602,761
Barclays plc
5.67% due 03/12/28[3]	600,000	602,134
Assurant, Inc.
6.10% due 02/27/26	600,000	602,004
JPMorgan Chase & Co.
5.04% due 01/23/28[3]	600,000	597,931
Equinix, Inc.
1.45% due 05/15/26	650,000	597,876
Macquarie Group Ltd.
5.11% due 08/09/26[2,3]	600,000	596,914
Morgan Stanley Bank North America
5.88% due 10/30/26	550,000	560,603
NatWest Group plc
5.58% due 03/01/28[3]	550,000	552,768
OneMain Finance Corp.
7.13% due 03/15/26	270,000	274,899
6.88% due 03/15/25	120,000	121,255
Citigroup, Inc.
6.03% (SOFR + 0.69%) due 01/25/26◊	350,000	350,380
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	344,254
Jackson National Life Global Funding
1.75% due 01/12/25[2]	350,000	339,461
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	323,373
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	300,000	302,530
Societe Generale S.A.
5.52% due 01/19/28[2,3]	300,000	297,937
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	300,000	293,693
American Equity Investment Life Holding Co.
5.00% due 06/15/27	300,000	291,961
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	250,000	250,205
Corebridge Global Funding
5.75% due 07/02/26[2]	200,000	200,202
SLM Corp.
3.13% due 11/02/26	200,000	185,752
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	180,000	178,377
Brighthouse Financial Global Funding
6.11% (SOFR + 0.76%) due 04/12/24◊,2	150,000	150,014
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	119,585
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	120,000	118,599
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	98,102
Corebridge Financial, Inc.
3.50% due 04/04/25	100,000	97,893
Total Financial		15,602,129
Consumer, Non-cyclical - 4.5%
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	649,660
6.27% due 06/26/26[2]	600,000	607,002
Global Payments, Inc.
1.50% due 11/15/24	700,000	682,191
Universal Health Services, Inc.
1.65% due 09/01/26	700,000	637,994
Triton Container International Ltd.
1.15% due 06/07/24[2]	300,000	297,312
2.05% due 04/15/26[2]	300,000	276,440
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	379,303
Constellation Brands, Inc.
3.60% due 05/09/24	350,000	349,168
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	341,749
HCA, Inc.
5.88% due 02/15/26	300,000	301,282
Royalty Pharma plc
1.20% due 09/02/25	300,000	282,372
Laboratory Corporation of America Holdings
1.55% due 06/01/26	300,000	277,857
Stryker Corp.
3.38% due 05/15/24	250,000	249,263
Danone S.A.
2.95% due 11/02/26[2]	200,000	189,845
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	161,000	158,546
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	120,000	114,434

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
CORPORATE BONDS†† - 26.8% (continued)
Consumer, Non-cyclical - 4.5% (continued)
Block, Inc.
2.75% due 06/01/26	$100,000	$94,048
Total Consumer, Non-cyclical		5,888,466
Industrial - 3.7%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	898,312
Ryder System, Inc.
3.35% due 09/01/25	800,000	777,067
GATX Corp.
5.40% due 03/15/27	600,000	604,104
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	600,000	600,435
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	600,000	589,105
TD SYNNEX Corp.
1.25% due 08/09/24	350,000	344,324
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	320,585
Vontier Corp.
1.80% due 04/01/26	300,000	278,407
Weir Group plc
2.20% due 05/13/26[2]	200,000	185,648
Berry Global, Inc.
4.88% due 07/15/26[2]	150,000	147,001
Jabil, Inc.
1.70% due 04/15/26	100,000	92,824
Total Industrial		4,837,812
Consumer, Cyclical - 2.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	850,000	833,111
6.41% due 03/15/26	350,000	350,006
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	440,531
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	300,000	303,279
United Airlines, Inc.
4.38% due 04/15/26[2]	300,000	290,021
International Game Technology plc
4.13% due 04/15/26[2]	200,000	193,881
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[2]	130,000	129,461
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	125,000	121,454
Air Canada
3.88% due 08/15/26[2]	120,000	114,531
Clarios Global, LP
6.75% due 05/15/25[2]	100,000	100,089
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	95,370
Total Consumer, Cyclical		2,971,734
Utilities - 1.5%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	1,000,000	1,003,804
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	650,000	646,481
Terraform Global Operating, LP
6.13% due 03/01/26[2]	200,000	197,201
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,834
Total Utilities		1,947,320
Technology - 1.1%
NetApp, Inc.
1.88% due 06/22/25	650,000	621,674
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	510,718
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	300,000	298,457
Total Technology		1,430,849
Communications - 0.9%
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	517,075
Rogers Communications, Inc.
2.95% due 03/15/25	350,000	341,186
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	189,980
2.25% due 02/15/26	100,000	94,626
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	65,000	61,872
Total Communications		1,204,739
Energy - 0.7%
Enbridge, Inc.
5.90% due 11/15/26	550,000	560,217
Energy Transfer, LP
5.50% due 06/01/27	300,000	301,857
Total Energy		862,074
Basic Materials - 0.1%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	160,000	149,760
Total Corporate Bonds
(Cost $35,392,883)		34,894,883
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5%
Residential Mortgage-Backed Securities - 14.8%
OBX Trust
2024-NQM5, due 03/25/28[2,4,7]	1,250,000	1,249,992
2022-NQM9, 6.45% due 09/25/62[2,4]	831,225	833,381

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage-Backed Securities - 14.8% (continued)
2023-NQM2, 6.32% due 01/25/62[2,4]	$437,900	$438,127
CSMC Trust
2021-RPL1, 4.04% (WAC) due 09/27/60◊,2	718,755	694,083
2020-RPL5, 4.68% (WAC) due 08/25/60◊,2	405,387	401,544
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	349,321	338,693
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	241,667	231,272
2020-NQM1, 1.21% due 05/25/65[2,4]	247,863	224,689
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	1,030,606	1,001,010
2021-5, 1.79% due 06/25/26[2,4]	448,771	438,808
2021-8, 1.74% (WAC) due 09/25/26◊,2	204,676	196,534
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,4]	1,149,174	1,148,768
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,139,376	1,109,327
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,2	577,057	549,754
2020-5, 1.22% due 05/25/65[2,4]	330,868	309,859
2020-1, 3.42% due 01/25/60[2]	74,498	71,008
2019-4, 3.64% due 11/25/59[2]	68,131	65,921
2021-3, 1.44% (WAC) due 06/25/66◊,2	72,754	59,745
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	466,290	450,864
2021-GS4, 1.65% due 11/25/60[2,4]	350,953	339,436
2021-GS2, 1.75% due 04/25/61[2,4]	166,950	161,790
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	696,991	665,357
2022-SP1, 5.25% due 07/25/62[2,4]	259,310	253,032
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	470,919	440,941
2021-C, 1.62% due 03/01/61[2,4]	335,092	316,813
2021-HE1, 6.17% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	85,149	84,951
2021-HE2, 6.17% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	48,275	47,867
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,4]	598,590	594,452
2023-NQM3, 6.89% due 08/25/68[2,4]	232,385	235,771
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	670,614	654,888
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	638,975	585,794
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	293,696	270,732
2018-2A, 3.50% (WAC) due 02/25/58◊,2	288,251	267,767
Home Equity Loan Trust
2007-FRE1, 5.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	575,117	536,080
Towd Point Revolving Trust
4.83% due 09/25/64[5]	500,000	497,250
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[2,4]	275,293	265,355
2022-1, 3.29% (WAC) due 12/25/66◊,2	199,296	172,774
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	437,391	418,367
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	440,149	417,171
HarborView Mortgage Loan Trust
2006-14, 5.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	463,523	409,281

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage-Backed Securities - 14.8% (continued)
Soundview Home Loan Trust
2006-OPT5, 5.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	$373,043	$352,746
NovaStar Mortgage Funding Trust Series
2007-2, 5.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	346,868	333,098
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.18% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	266,659	259,786
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,4]	242,124	246,668
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	169,658	164,109
2017-5, 6.04% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	77,510	78,760
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	130,334	128,622
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	111,974	106,700
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	67,231	61,520
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	56,057	54,802
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	26,752	24,667
Total Residential Mortgage-Backed Securities		19,260,726
Commercial Mortgage-Backed Securities - 3.9%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,231,697
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	402,544	398,545
WMRK Commercial Mortgage Trust
2022-WMRK, 8.76% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,153,956
MTN Commercial Mortgage Trust
2022-LPFL, 8.27% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	767,750
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,6	20,688,530	468,508
Life Mortgage Trust
2021-BMR, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	344,040	339,416
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.97% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	323,598
BENCHMARK Mortgage Trust
2019-B14, 0.77% (WAC) due 12/15/62◊,6	9,802,869	245,668

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Commercial Mortgage-Backed Securities - 3.9% (continued)
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	$250,000	$233,723
Total Commercial Mortgage-Backed Securities		5,162,861
Government Agency - 0.8%
Ginnie Mae
6.00% due 09/20/45	585,200	585,182
Fannie Mae
6.50% due 04/25/49	454,452	454,500
Total Government Agency		1,039,682
Total Collateralized Mortgage Obligations
(Cost $26,153,782)		25,463,269
SENIOR FLOATING RATE INTERESTS††,◊ - 0.8%
Energy - 0.2%
ITT Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 10/11/30	299,250	299,399
Industrial - 0.2%
Mileage Plus Holdings LLC
10.73% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	287,857	296,067
Financial - 0.2%
Citadel Securities, LP
due 07/29/30	120,000	119,843
Jane Street Group LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/26/28	100,000	100,025
Total Financial		219,868
Consumer, Non-cyclical - 0.1%
Outcomes Group Holdings, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.25%) due 10/24/25	96,931	96,766
Technology - 0.1%
World Wide Technology Holding Co. LLC
8.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30†††	89,250	89,808
Total Senior Floating Rate Interests
(Cost $995,401)		1,001,908
Total Investments - 102.0%
(Cost $134,664,247)		$132,815,179
Other Assets & Liabilities, net - (2.0)%		(2,658,663)
Total Net Assets - 100.0%		$130,156,516

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$1,300,000	$195,345	$(264)	$195,609
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	25,908	175	25,733
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	22,523	94	22,429
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	300,000	9,531	207	9,324
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	300,000	8,715	208	8,507
								$262,022	$420	$261,602

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2024.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $71,841,019 (cost $73,219,774), or 55.2% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 28, 2024. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $552,052 (cost $556,054), or 0.4% of total net assets — See Note 8.
6	Security is an interest-only strip.
7	Security is unsettled at period end and does not have a stated effective rate.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

        See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$32,358,621	$—	$—	$32,358,621
Asset-Backed Securities	—	37,295,631	1,800,867	39,096,498
Corporate Bonds	—	34,894,883	—	34,894,883
Collateralized Mortgage Obligations	—	25,463,269	—	25,463,269
Senior Floating Rate Interests	—	912,100	89,808	1,001,908
Interest Rate Swap Agreements**	—	261,602	—	261,602
Total Assets	$32,358,621	$98,827,485	$1,890,675	$133,076,781

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 1,250,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	550,867	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	89,808	Third Party Pricing	Broker Quote	—	—
Total Assets	$ 1,890,675

Significant changes in a quote would generally result in significant changes in the fair value of the security. .

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2024, the Fund had securities with a total value of $820,953 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets
Beginning Balance	$ 2,950,014	$ 846,033	$ -	$ 3,796,047
Purchases/(Receipts)	1,250,000	-	-	1,250,000
(Sales, maturities and paydowns)/Fundings	(2,399,035)	(32,415)	-	(2,431,450)
Amortization of premiums/discounts	-	177	135	312
Corporate acrtions	-	-	88,358	88,358
Total realized gains (losses) included in earnings	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(112)	7,158	1,315	8,361
Transfers out of Level 3	-	(820,953)	-	(820,953)
Ending Balance	$ 1,800,867	$ -	$ 89,808	$ 1,890,675
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2024	$ (98)	$ -	$ 1,315	$ 1,217

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM5, due 03/25/28	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund II
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	March 31, 2024

ASSETS:
Investments, at value (cost $359,013,173)	$354,056,401
Unrealized appreciation on forward foreign currency exchange contracts	3
Prepaid expenses	4,235
Receivables:
Interest	1,812,851
Variation margin on interest rate swap agreements	84,686
Foreign tax reclaims	503
Total assets	355,958,679
LIABILITIES:
Due to custodian bank	1,554,689
Segregated cash due to broker	16,914
Unamortized upfront premiums received on interest rate swap agreements	854
Payable for:
Securities purchased	7,409,740
Distributions to shareholders	336,188
Trustees' fees*	7,096
Fund accounting/administration fees	5,546
Transfer agent/maintenance fees	397
Miscellaneous	92,801
Total liabilities	9,424,225
NET ASSETS	$346,534,454
NET ASSETS CONSIST OF:
Paid in capital	$353,554,221
Total distributable earnings (loss)	(7,019,767)
Net assets	$346,534,454
Capital shares outstanding	14,085,911
Net asset value per share	$24.60

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	March 31, 2024

ASSETS:
Investments, at value (cost $363,938,182)	$358,338,683
Segregated cash with broker	180,245
Unamortized upfront premiums paid on interest rate swap agreements	815
Prepaid expenses	3,667
Receivables:
Interest	1,883,876
Variation margin on interest rate swap agreements	105,476
Total assets	360,512,762
LIABILITIES:
Due to custodian bank	1,755,068
Unamortized upfront premiums received on interest rate swap agreements	638
Payable for:
Securities purchased	7,409,740
Distributions to shareholders	133,998
Trustees' fees*	6,166
Fund accounting/administration fees	5,175
Transfer agent/maintenance fees	1,205
Miscellaneous	107,204
Total liabilities	9,419,194
NET ASSETS	$351,093,568
NET ASSETS CONSIST OF:
Paid in capital	$360,084,493
Total distributable earnings (loss)	(8,990,925)
Net assets	$351,093,568
Capital shares outstanding	14,232,613
Net asset value per share	$24.67

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	March 31, 2024

ASSETS:
Investments, at value (cost $134,664,247)	$132,815,179
Segregated cash with broker	65,488
Unamortized upfront premiums paid on interest rate swap agreements	684
Prepaid expenses	2,392
Receivables:
Interest	706,545
Variation margin on interest rate swap agreements	31,203
Total assets	133,621,491
LIABILITIES:
Due to custodian bank	667,997
Unamortized upfront premiums received on interest rate swap agreements	264
Payable for:
Securities purchased	2,658,879
Distributions to shareholders	29,148
Swap settlement	19,367
Trustees' fees*	6,516
Fund accounting/administration fees	4,471
Transfer agent/maintenance fees	796
Miscellaneous	77,537
Total liabilities	3,464,975
NET ASSETS	$130,156,516
NET ASSETS CONSIST OF:
Paid in capital	$132,822,693
Total distributable earnings (loss)	(2,666,177)
Net assets	$130,156,516
Capital shares outstanding	5,278,676
Net asset value per share	$24.66

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

INVESTMENT INCOME:
Interest	$8,716,196
Total investment income	8,716,196

EXPENSES:
Professional fees	59,109
Fund accounting/administration fees	50,068
Trustees' fees*	9,280
Custodian fees	6,966
Line of credit fees	6,276
Transfer agent and administrative fees	6,000
Miscellaneous	13,050
Total expenses	150,749
Less:
Earnings credits applied	(3,004)
Net expenses	147,745
Net investment income	8,568,451

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	8,439
Swap agreements	344,918
Foreign currency transactions	13
Net realized gain	353,370

Net change in unrealized appreciation (depreciation) on:
Investments	4,660,216
Swap agreements	(344,738)
Forward foreign currency exchange contracts	5
Foreign currency translations	(19)
Net change in unrealized appreciation (depreciation)	4,315,464
Net realized and unrealized gain	4,668,834
Net increase in net assets resulting from operations	$13,237,285

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

INVESTMENT INCOME:
Interest (net of foreign withholding tax of $3,219)	$8,749,857
Total investment income	8,749,857

EXPENSES:
Professional fees	64,606
Fund accounting/administration fees	50,068
Interest expense	19,650
Trustees' fees*	9,699
Custodian fees	7,434
Line of credit fees	6,962
Transfer agent/administrative fees	6,000
Miscellaneous	11,720
Total expenses	176,139
Less:
Earnings credits applied	(3,349)
Net expenses	172,790
Net investment income	8,577,067

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	8,682
Swap agreements	190,698
Net realized gain	199,380

Net change in unrealized appreciation (depreciation) on:
Investments	5,196,121
Swap agreements	(227,308)
Net change in unrealized appreciation (depreciation)	4,968,813
Net realized and unrealized gain	5,168,193
Net increase in net assets resulting from operations	$13,745,260

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

INVESTMENT INCOME:
Interest	$3,164,732
Total investment income	3,164,732

EXPENSES:
Professional fees	34,590
Fund accounting/administration fees	29,206
Custodian fees	9,421
Trustees' fees*	7,241
Line of credit fees	2,378
Transfer agent and administrative fees	6,000
Miscellaneous	13,711
Total expenses	102,547
Less:
Earnings credits applied	(1,005)
Net expenses	101,542
Net investment income	3,063,190

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,705
Swap agreements	83,118
Net realized gain	85,823

Net change in unrealized appreciation (depreciation) on:
Investments	1,857,078
Swap agreements	(96,820)
Net change in unrealized appreciation (depreciation)	1,760,258
Net realized and unrealized gain	1,846,081
Net increase in net assets resulting from operations	$4,909,271

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,568,451	$13,638,063
Net realized gain on investments	353,370	1,461,264
Net change in unrealized appreciation (depreciation) on investments	4,315,464	3,467,204
Net increase in net assets resulting from operations	13,237,285	18,566,531

Distributions to shareholders	(8,918,267)	(14,861,796)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	65,912,558	77,970,816
Distributions reinvested	6,876,895	10,902,810
Cost of shares redeemed	(11,918,170)	(98,600,340)
Net increase (decrease) from capital share transactions	60,871,283	(9,726,714)
Net increase (decrease) in net assets	65,190,301	(6,021,979)

NET ASSETS:
Beginning of period	281,344,153	287,366,132
End of period	$346,534,454	$281,344,153

CAPITAL SHARE ACTIVITY:
Shares sold	2,702,373	3,232,567
Shares issued from reinvestment of distributions	280,959	450,742
Shares redeemed	(490,470)	(4,081,658)
Net increase (decrease) in shares	2,492,862	(398,349)

Guggenheim Strategy Fund III
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,577,067	$14,731,153
Net realized gain on investments	199,380	860,243
Net change in unrealized appreciation (depreciation) on investments	4,968,813	4,401,166
Net increase in net assets resulting from operations	13,745,260	19,992,562

Distributions to shareholders	(8,794,267)	(16,623,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	26,624,120	32,394,486
Distributions reinvested	7,971,784	15,110,041
Cost of shares redeemed	(17,086,491)	(21,378,449)
Net increase from capital share transactions	17,509,413	26,126,078
Net increase in net assets	22,460,406	29,495,456

NET ASSETS:
Beginning of period	328,633,162	299,137,706
End of period	$351,093,568	$328,633,162

CAPITAL SHARE ACTIVITY:
Shares sold	1,082,455	1,338,015
Shares issued from reinvestment of distributions	325,075	623,928
Shares redeemed	(703,938)	(888,131)
Net increase in shares	703,592	1,073,812

Guggenheim Variable Insurance Strategy Fund III
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,063,190	$5,429,011
Net realized gain on investments	85,823	316,278
Net change in unrealized appreciation on investments	1,760,258	1,578,317
Net increase in net assets resulting from operations	4,909,271	7,323,606

Distributions to shareholders	(3,145,084)	(5,973,804)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	11,448,300	–
Distributions reinvested	2,952,732	5,641,462
Cost of shares redeemed	(5,361,461)	(4,322,992)
Net increase from capital share transactions	9,039,571	1,318,470
Net increase in net assets	10,803,758	2,668,272

NET ASSETS:
Beginning of period	119,352,758	116,684,486
End of period	$130,156,516	$119,352,758

CAPITAL SHARE ACTIVITY:
Shares sold	464,434	–
Shares issued from reinvestment of distributions	120,483	232,995
Shares redeemed	(220,908)	(178,977)
Net increase in shares	364,009	54,018

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$24.27	$23.96	$24.99	$24.97	$24.83	$24.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.66	1.15	.49	.35	.51	.75
Net gain (loss) on investments (realized and unrealized)	.36	.41	(1.02)	.07	.17	(.17)
Total from investment operations	1.02	1.56	(.53)	.42	.68	.58
Less distributions from:
Net investment income	(.69)	(1.25)	(.50)	(.40)	(.54)	(.72)
Net realized gains	—	—	—	—	—	(.01)
Total distributions	(.69)	(1.25)	(.50)	(.40)	(.54)	(.73)
Net asset value, end of period	$24.60	$24.27	$23.96	$24.99	$24.97	$24.83

Total Return[c]	4.23%	6.62%	(2.08%)	1.68%	2.78%	2.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$346,534	$281,344	$287,366	$367,122	$328,480	$457,686
Ratios to average net assets:
Net investment income (loss)	5.41%	4.75%	2.01%	1.40%	2.05%	3.01%
Total expenses[d]	0.10%	0.13%	0.10%	0.10%	0.12%	0.07%
Net expenses[e]	0.10%	0.13%	0.10%	0.10%	0.12%	0.07%
Portfolio turnover rate	15%	12%	33%	97%	89%	44%

a	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests, if any.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$24.29	$24.02	$25.14	$25.07	$24.82	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.64	1.13	.50	.39	.52	.75
Net gain (loss) on investments (realized and unrealized)	.40	.41	(1.10)	.09	.29	(.20)
Total from investment operations	1.04	1.54	(.60)	.48	.81	.55
Less distributions from:
Net investment income	(.66)	(1.27)	(.52)	(.41)	(.56)	(.73)
Net realized gains	—	—	—	—	—	—
Total distributions	(.66)	(1.27)	(.52)	(.41)	(.56)	(.73)
Net asset value, end of period	$24.67	$24.29	$24.02	$25.14	$25.07	$24.82

Total Return[c]	4.31%	6.56%	(2.40%)	1.93%	3.32%	2.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$351,094	$328,633	$299,138	$343,945	$271,273	$384,486
Ratios to average net assets:
Net investment income (loss)	5.26%	4.66%	2.03%	1.55%	2.11%	3.00%
Total expenses[d]	0.11%	0.13%	0.10%	0.11%	0.13%	0.08%
Net expenses[e]	0.11%	0.13%	0.10%	0.11%	0.13%	0.08%
Portfolio turnover rate	16%	17%	34%	101%	92%	43%

a	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests, if any.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$24.29	$24.01	$25.06	$25.00	$24.78	$25.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.64	1.11	.47	.40	.52	.73
Net gain (loss) on investments (realized and unrealized)	.39	.39	(1.04)	.06	.18	(.19)
Total from investment operations	1.03	1.50	(.57)	.46	.70	.54
Less distributions from:
Net investment income	(.66)	(1.22)	(.48)	(.40)	(.48)	(.83)
Net realized gains	—	—	—	—	—	(.01)
Total distributions	(.66)	(1.22)	(.48)	(.40)	(.48)	(.84)
Net asset value, end of period	$24.66	$24.29	$24.01	$25.06	$25.00	$24.78

Total Return[c]	4.31%	6.35%	(2.27%)	1.83%	2.88%	2.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,157	$119,353	$116,684	$131,060	$126,260	$152,225
Ratios to average net assets:
Net investment income (loss)	5.25%	4.60%	1.89%	1.61%	2.08%	2.96%
Total expenses[d]	0.18%	0.22%	0.18%	0.18%	0.20%	0.16%
Net expenses[e]	0.18%	0.22%	0.18%	0.18%	0.20%	0.16%
Portfolio turnover rate	14%	18%	35%	107%	100%	44%

a	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests, if any.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 31, 2024, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM”, or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Typically, loans are valued using information provided by pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds' Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Recently, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and unsubordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

The Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2024, are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at March 31, 2024.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds' Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds' use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Duration	$–	$15,000,000
Guggenheim Strategy Fund III	Duration	–	9,790,000
Guggenheim Variable Insurance Strategy Fund III	Duration	–	4,146,667

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund II	Hedge, Income	$–	$514

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	–
Interest rate swap agreements	Unamortized upfront premiums paid on interest rate swap agreements Variation margin on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2024:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2024
Guggenheim Strategy Fund II	$ 394,404	$3	$ 394,407
Guggenheim Strategy Fund III	806,754	–	806,754
Guggenheim Variable Insurance Strategy Fund III	261,602	–	261,602

* Includes cumulative appreciation (depreciation) of centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2024.

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds' Statements of Operations categorized by primary risk exposure for the period ended March 31, 2024:

 Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$ 344,918	$ –	$ 344,918
Guggenheim Strategy Fund III	190,698	–	190,698
Guggenheim Variable Insurance Strategy Fund III	83,118	–	83,118

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$ (344,738)	$ 5	$ (344,733)
Guggenheim Strategy Fund III	(227,308)	–	(227,308)
Guggenheim Variable Insurance Strategy Fund III	(96,820)	–	(96,820)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds' Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds' Statements of Assets and Liabilities.

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

	Instrument				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Guggenheim Strategy Fund II	Forward foreign currency exchange contracts	$3	$–	$3	$–	$–	$3

1 Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	BofA Securities, Inc.	Interest rate swap agreements	$-	$16,914
Guggenheim Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	180,245	–
Guggenheim Variable Insurance Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	65,488	–

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds do not pay GI advisory fees.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2024, the Funds did not waive or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds' administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds' securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds' average daily net assets and out of pocket expenses.  For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$ 359,013,173	$ 836,724	$ (5,399,089)	$ (4,562,365)
Guggenheim Strategy Fund III	363,938,182	1,298,736	(6,091,481)	(4,792,745)
Guggenheim Variable Insurance Strategy Fund III	134,664,247	429,770	(2,017,236)	(1,587,466)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 7 – Securities Transactions

For the period ended March 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund II	$59,543,112	$34,955,089
Guggenheim Strategy Fund III	55,865,861	41,508,423
Guggenheim Variable Insurance Strategy Fund III	19,631,042	13,966,045

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 8– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$501,802	$497,633
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	56,054	54,802
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,250,000	1,243,125
			$1,807,856	$1,795,560
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	501,802	497,633
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	56,054	54,802
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,250,000	1,243,125
			$1,807,856	$1,795,560
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	56,054	54,802
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	500,000	497,250
			$556,054	$552,052

1	Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 9 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,150,000,000 line of credit from Citibank, N.A., which was in place through September 29, 2023, at which time a new line of credit was entered into in the amount of $1,165,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2024.

Note 10 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 11– Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds' financial statements.

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Tailored Shareholder Reports for Open-End Mutual Funds and Exchange-Traded Funds

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and exchange-traded funds registered on Form N-1A to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC's website at https://www.sec.gov. The Funds' complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request and without charge, by calling 800.820.0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
Independent Trustees:
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2013 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	153	Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

					Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (consulting firm) (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	152	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

					Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, Lydon Media (2016-present); Vice Chairman, VettaFi, a wholly owned subsidiary of The TMX Group (financial advisor content, research and digital distribution provider) (2022-present). Former: Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-2023); Director, GDX Index Partners, LLC (index provider) (2021-2023).	152	Current: US Global Investors, Inc. (GROW) (1995-present); The 2023 ETF Series Trust (4) (2023-present); The 2023 ETF Series II (1) (2023-present).

					Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2013	Current: Of Counsel (formerly Partner), Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	153	Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); Endeavor Health (2012-present).

					Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	152

Current:  SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2013	Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

			Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).	152	Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

Interested Trustee:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2013 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and/or Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	152	Former: Guggenheim Energy & Income Fund (2018-2023); Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

* The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.

** Each Trustee serves an indefinite term, until his or her successor is elected and qualified.

*** Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

**** This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds' Adviser and/or the parent of the Adviser.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
Officers

Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018	Current: President, Mutual Fund Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards and Senior Managing Director, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022	Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017	Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017	Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

* The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim

Investments as used herein refers to the affiliated investment management businesses of Guggenheim

Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment

Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment

Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners

India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim

Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New

York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim

Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC,

Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security

Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others,

whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information,

retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

•	We use your information in connection with servicing your accounts.
•	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.
•	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

•	We use information for security purposes. We may use your information to protect our company and our customers.

•	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

•	We use information as otherwise permitted by law, as we may notify you.

•	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim

Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to

Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim

Investments products and services, we share your information within our family of affiliated companies.

You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means

YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to

CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com –

by using secure forms of online communication, including encryption technology, Secure Socket Layer

(SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it.

See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes.

You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at

CorporateDataPrivacy@GuggenheimPartners.com.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a) The registrant's President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 14. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)        A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:  /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: May 24, 2024

By:  /s/ James Howley

Name: James Howley

Title: Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: May 24, 2024